AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 144.8%
	AUSTRALIA — 4.2%
13,800	BHP Group, Ltd., ADR[1,2]	$713,598
40,600	Fortescue Metals Group Ltd.	473,987
14,927	Wesfarmers Ltd.	474,901
		1,662,486
	CANADA — 5.4%
1,887	Bank of Montreal	110,306
9,959	Bank of Nova Scotia	413,737
5,270	BCE, Inc.	218,541
13,321	Enbridge, Inc.	389,146
12,111	Great-West Lifeco, Inc.	236,654
12,805	Power Corp. of Canada	250,888
6,273	Shaw Communications, Inc. - Class B	114,474
9,550	Toronto-Dominion Bank	442,143
		2,175,889
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1,2]	65,181
	DENMARK — 1.1%
25,200	Pandora A/S - ADR[1,2]	452,844
	FINLAND — 1.3%
11,980	Fortum OYJ	242,648
8,693	UPM-Kymmene OYJ	264,897
		507,545
	FRANCE — 3.7%
7,280	Cie de Saint-Gobain*	307,366
6,885	Eutelsat Communications S.A.	67,163
6,200	Publicis Groupe S.A.	200,488
2,115	Sanofi	211,599
2,640	Sodexo S.A.	188,877
8,733	TOTAL S.A.	298,984
2,470	Vinci SA	207,122
		1,481,599
	GERMANY — 4.6%
3,640	Bayer A.G.	227,516
4,278	Covestro A.G.[3]	212,420
2,301	Deutsche Post A.G.	104,947
45,483	E.ON S.E.	502,772
3,440	Siemens A.G.	435,112
1,720	Siemens Energy A.G.*	46,383
6,630	Siemens Healthineers A.G.[3]	297,724
		1,826,874

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG — 0.6%
28,000	CK Hutchison Holdings Ltd.	$168,359
5,900	Hang Seng Bank Ltd.	86,862
		255,221
	IRELAND — 2.3%
8,853	Medtronic PLC[1,2]	920,004
	ITALY — 1.2%
40,526	Enel S.p.A.	352,470
14,159	Eni S.p.A.	111,028
		463,498
	JAPAN — 8.6%
6,700	Bridgestone Corp.	210,723
14,600	Japan Post Bank Co., Ltd.	113,655
10,800	Japan Tobacco, Inc.	196,615
9,000	Mitsubishi Corp.	214,407
12,500	Mitsubishi Heavy Industries Ltd.	276,217
14,700	MS&AD Insurance Group Holdings, Inc.	393,617
11,800	NTT DOCOMO, Inc.	434,675
27,300	Panasonic Corp.	230,069
34,900	Sumitomo Corp.	416,457
33,694	Takeda Pharmaceutical Co., Ltd. - ADR[1,2]	601,101
5,100	Toyota Motor Corp.	335,213
		3,422,749
	MEXICO — 0.3%
42,300	Banco Santander Mexico, S.A.[1,2]	135,360
	NETHERLANDS — 1.3%
5,081	Koninklijke Philips N.V.*,1,2	239,569
7,539	NN Group N.V.	283,298
		522,867
	SINGAPORE — 1.0%
22,100	DBS Group Holdings Ltd.	322,329
7,200	Jardine Cycle & Carriage Ltd.	94,885
		417,214
	SWEDEN — 1.5%
8,880	Investor A.B. - B Shares	582,025
	SWITZERLAND — 2.8%
22,589	ABB, Ltd.	575,086
2,430	Novartis A.G.	210,815
130	SGS SA	348,464
		1,134,365

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 4.9%
96,619	BP PLC	$280,756
2,796	British American Tobacco PLC	100,205
24,929	GlaxoSmithKline PLC	467,057
7,832	Imperial Brands PLC	138,197
3,590	Next PLC	275,619
5,346	Rio Tinto Ltd.	361,148
3,120	Schroders PLC	108,496
5,300	Smith & Nephew PLC	103,709
9,490	United Utilities Group PLC	104,794
		1,939,981
	UNITED STATES — 99.8%
6,400	3M Co.[1]	1,025,152
4,200	AbbVie, Inc.[1]	367,878
13,742	Altria Group, Inc.[1]	530,991
6,470	American International Group, Inc.[1]	178,119
2,845	Amgen, Inc.[1]	723,085
9,480	Archer-Daniels-Midland Co.[1]	440,725
34,480	AT&T, Inc.[1]	983,025
700	Automatic Data Processing, Inc.[1]	97,643
10,320	B&G Foods, Inc.[1]	286,586
14,973	Bristol-Myers Squibb Co.[1]	902,722
3,430	Broadcom, Inc.[1]	1,249,618
5,058	Bunge, Ltd.[1,2]	231,151
4,201	Chevron Corp.[1]	302,472
12,300	Cisco Systems, Inc.[1]	484,497
26,820	Citigroup, Inc.[1]	1,156,210
3,615	Citrix Systems, Inc.[1]	497,822
12,550	Coca-Cola Co.[1]	619,593
5,200	Comcast Corp., Class A1	240,552
23,708	CVS Health Corp.[1]	1,384,547
6,657	Dominion Energy, Inc.[1]	525,437
5,644	Duke Energy Corp.[1]	499,833
2,186	DuPont de Nemours, Inc.[1]	121,279
10,268	Eaton Corp. PLC[1,2]	1,047,644
2,400	Entergy Corp.[1]	236,472
13,761	Extended Stay America, Inc.[1]	164,444
6,231	Exxon Mobil Corp.[1]	213,910
21,450	FNB Corp.[1]	145,431
6,160	Franklin Resources, Inc.[1]	125,356
8,360	FutureFuel Corp.[1]	95,053
9,754	Gaming and Leisure Properties, Inc.[1]	360,215
10,015	General Mills, Inc.[1]	617,725
19,177	Gilead Sciences, Inc.[1]	1,211,795
11,400	Healthcare Trust of America, Inc. - Class A - REIT[1]	296,400
9,700	Hewlett Packard Enterprise Co.[1]	90,889

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,940	Home Depot, Inc.[1]	$816,467
12,260	International Business Machines Corp.[1]	1,491,675
5,873	International Paper Co.[1]	238,091
22,342	Interpublic Group of Cos., Inc.[1]	372,441
830	Intuit, Inc.[1]	270,754
14,249	JPMorgan Chase & Co.[1]	1,371,751
11,380	Juniper Networks, Inc.[1]	244,670
8,595	Kellogg Co.[1]	555,151
21,926	KeyCorp[1]	261,577
18,758	Kinder Morgan, Inc.[1]	231,286
6,743	Lazard Ltd. - Class A1,2	222,856
9,650	Maxim Integrated Products, Inc.[1]	652,436
3,900	McDonald's Corp.[1]	856,011
4,885	Mercury General Corp.[1]	202,092
1,250	Microsoft Corp.[1]	262,913
6,550	Molson Coors Beverage Co., Class B1	219,818
19,510	Navient Corp.[1]	164,860
13,500	NetApp, Inc.[1]	591,840
35,442	Newell Brands, Inc.[1]	608,185
10,550	ODP Corp/The[1]	205,198
5,959	Old Republic International Corp.[1]	87,836
6,680	Omega Healthcare Investors, Inc. - REIT[1]	199,999
3,600	Omnicom Group, Inc.[1]	178,200
5,392	ONEOK, Inc.[1]	140,084
5,040	Oracle Corp.[1]	300,888
5,262	Outfront Media, Inc. - REIT[1]	76,562
1,400	Paychex, Inc.[1]	111,678
36,060	Pfizer, Inc.[1]	1,323,402
16,275	PPL Corp.[1]	442,843
4,900	Principal Financial Group, Inc.[1]	197,323
1,810	Procter & Gamble Co.[1]	251,572
5,800	Prudential Financial, Inc.[1]	368,416
5,140	QUALCOMM, Inc.[1]	604,875
2,420	Quest Diagnostics, Inc.[1]	277,066
3,650	Realty Income Corp. - REIT[1]	221,738
15,945	Seagate Technology PLC[1,2]	785,610
9,689	Southern Co.[1]	525,338
6,277	Spirit Realty Capital, Inc. - REIT[1]	211,849
16,558	Starwood Property Trust, Inc.[1]	249,860
4,480	Texas Instruments, Inc.[1]	639,699
5,030	U.S. Bancorp[1]	180,326
8,606	United Parcel Service, Inc., Class B1	1,434,018
2,924	Valero Energy Corp.[1]	126,668
46,273	VEREIT, Inc. - REIT[1]	300,775
21,970	Verizon Communications, Inc.[1]	1,306,995
6,714	Waddell & Reed Financial, Inc. - Class A1	99,703

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,200	Walgreens Boots Alliance, Inc.[1]	$330,464
6,300	Waterstone Financial, Inc.[1]	97,587
1,830	Welltower, Inc. - REIT[1]	100,815
9,794	WestRock Co.[1]	340,244
20,362	Weyerhaeuser Co.[1]	580,724
13,069	Williams Cos., Inc.[1]	256,806
3,252	WP Carey, Inc. - REIT[1]	211,900
		39,856,206
	TOTAL COMMON STOCKS
	(Cost $58,405,178)	57,821,908
	EXCHANGE-TRADED FUNDS — 1.5%
	UNITED STATES — 1.5%
9,600	iShares Core MSCI EAFE ETF[1]	578,688
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $570,339)	578,688
	SHORT-TERM INVESTMENTS — 0.1%
47,297	Federated Treasury Obligations Fund - Institutional Class, 0.01%[4]	47,297
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $47,297)	47,297
	TOTAL INVESTMENTS — 146.4%
	(Cost $59,022,814)	58,447,893
	Liabilities in Excess of Other Assets — (46.4)%	(18,512,494)
	TOTAL NET ASSETS — 100.0%	$39,935,399
	SECURITIES SOLD SHORT — (46.4)%
	COMMON STOCKS — (46.4)%
	BRAZIL — (0.3)%
(13,263)	BRF S.A. - ADR*,2	(43,503)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR[2]	(69,720)
		(113,223)
	CANADA — (0.6)%
(13,837)	Kinross Gold Corp.*,2	(122,042)
(100)	Shopify, Inc.*,2	(102,297)
		(224,339)
	CHINA — (0.7)%
(415)	BeiGene Ltd. - ADR*,2	(118,872)
(4,093)	Bilibili, Inc. - ADR*,2	(170,269)
		(289,141)
	DENMARK — (0.4)%
(1,124)	Ascendis Pharma A/S - ADR*,2	(173,456)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDIA — (0.3)%
(13,908)	Tata Motors Ltd. - ADR*,2	$(126,424)
	ISRAEL — (0.3)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*,2	(132,492)
	MEXICO — (0.3)%
(26,362)	Cemex S.A.B. de C.V. - ADR[2]	(100,176)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,2	(42,240)
	UNITED KINGDOM — (0.3)%
(1,342)	IHS Markit Ltd.[2]	(105,360)
	UNITED STATES — (43.1)%
(2,991)	2U, Inc.*	(101,275)
(192)	ABIOMED, Inc.*	(53,196)
(1,614)	Acadia Healthcare Co., Inc.*	(47,581)
(4,074)	Adient PLC*,2	(70,602)
(2,284)	Advanced Micro Devices, Inc.*	(187,265)
(3,753)	AECOM*	(157,026)
(734)	AeroVironment, Inc.*	(44,047)
(6,184)	Alcoa Corp.*	(71,920)
(255)	Align Technology, Inc.*	(83,477)
(5,044)	Allegheny Technologies, Inc.*	(43,984)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(85,039)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(167,877)
(546)	Alteryx, Inc.*	(61,998)
(610)	Amedisys, Inc.*	(144,222)
(265)	AMERCO	(94,335)
(6,530)	American Axle & Manufacturing Holdings, Inc.*	(37,678)
(5,441)	American Homes 4 Rent - REIT	(154,960)
(652)	American Tower Corp. - REIT	(157,608)
(1,200)	Anaplan, Inc.*	(75,096)
(1,500)	Arrow Electronics, Inc.*	(117,990)
(2,869)	Athene Holding Ltd., Class A*,2	(97,776)
(1,265)	Atmos Energy Corp.	(120,921)
(891)	Avalara, Inc.*	(113,460)
(5,550)	Avaya Holdings Corp.*	(84,360)
(3,644)	Axalta Coating Systems Ltd.*,2	(80,787)
(2,639)	Beacon Roofing Supply, Inc.*	(81,994)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,2	(102,391)
(861)	BioTelemetry, Inc.*	(39,244)
(2,808)	Boston Scientific Corp.*	(107,294)
(4,977)	Box, Inc.*	(86,401)
(1,000)	Ceridian HCM Holding, Inc.*	(82,650)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,155)	Chart Industries, Inc.*	$(81,162)
(165)	Charter Communications, Inc., Class A*	(103,016)
(2,389)	Chegg, Inc.*	(170,670)
(1,016)	Clean Harbors, Inc.*	(56,926)
(14,119)	Coeur Mining, Inc.*	(104,198)
(4,750)	CommScope Holding Co., Inc.*	(42,750)
(2,540)	Concho Resources, Inc.	(112,065)
(1,913)	Copart, Inc.*	(201,171)
(225)	CoStar Group, Inc.*	(190,915)
(170)	Coupa Software, Inc.*	(46,621)
(2,630)	Cree, Inc.*	(167,636)
(4,637)	Darling Ingredients, Inc.*	(167,071)
(1,425)	DaVita, Inc.*	(122,051)
(438)	DexCom, Inc.*	(180,557)
(2,492)	DISH Network Corp. - Class A*	(72,343)
(922)	Dollar Tree Inc*	(84,215)
(1,948)	Dycom Industries, Inc.*	(102,893)
(1,121)	Eagle Materials, Inc.	(96,765)
(450)	EastGroup Properties, Inc. - REIT	(58,199)
(1,570)	EchoStar Corp. - Class A*	(39,077)
(2,367)	Edgewell Personal Care Co.*	(65,992)
(1,251)	Edwards Lifesciences Corp.*	(99,855)
(482)	Elastic N.V.*,2	(52,003)
(1,406)	Emergent BioSolutions, Inc.*	(145,282)
(2,540)	Enphase Energy, Inc.*	(209,779)
(569)	EPAM Systems, Inc.*	(183,946)
(8,777)	EQT Corp.	(113,487)
(225)	Equinix, Inc.	(171,029)
(3,169)	Equity Commonwealth - REIT	(84,390)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(129,343)
(721)	Everbridge, Inc.*	(90,651)
(9,040)	Ferro Corp.*	(112,096)
(3,800)	FireEye, Inc.*	(46,911)
(2,045)	First Solar, Inc.*	(135,379)
(9,050)	Fitbit, Inc. - Class A*	(62,988)
(8,873)	Flex Ltd.*,2	(98,845)
(2,681)	GCP Applied Technologies, Inc.*	(56,167)
(18,909)	General Electric Co.	(117,803)
(1,054)	Grand Canyon Education, Inc.*	(84,257)
(3,592)	Green Dot Corp. - Class A*	(181,791)
(400)	Guidewire Software, Inc.*	(41,708)
(886)	Haemonetics Corp.*	(77,304)
(4,580)	Hain Celestial Group, Inc.*	(157,094)
(3,039)	Hilton Grand Vacations, Inc.*	(63,758)
(1,709)	Hologic, Inc.*	(113,597)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,000)	Howard Hughes Corp.*	$(57,600)
(196)	HubSpot, Inc.*	(57,277)
(336)	ICU Medical, Inc.*	(61,407)
(496)	IDEXX Laboratories, Inc.*	(194,983)
(4,533)	Ingersoll-Rand PLC*	(161,375)
(850)	Inphi Corp.*	(95,412)
(1,596)	Insmed, Inc.*	(51,295)
(908)	Insulet Corp.*	(214,824)
(1,113)	Intercept Pharmaceuticals, Inc.*	(46,145)
(201)	Intuitive Surgical, Inc.*	(142,618)
(4,152)	Invitation Homes, Inc. - REIT	(116,214)
(900)	IPG Photonics Corp.*	(152,973)
(5,745)	JetBlue Airways Corp.*	(65,091)
(665)	Kilroy Realty Corp. - REIT	(34,553)
(832)	Laboratory Corp. of America Holdings*	(156,641)
(3,240)	Lattice Semiconductor Corp.*	(93,830)
(1,921)	Lennar Corp. - Class A	(156,907)
(1,724)	LiveRamp Holdings, Inc.*	(89,251)
(1,624)	Lumentum Holdings, Inc.*	(122,011)
(328)	Madison Square Garden Sports C*	(49,357)
(922)	Madrigal Pharmaceuticals, Inc.*	(109,469)
(98)	Markel Corp.*	(95,423)
(594)	Masimo Corp.*	(140,220)
(959)	MasTec, Inc.*	(40,470)
(7,989)	Michaels Cos., Inc.*	(77,134)
(3,862)	Micron Technology, Inc.*	(181,360)
(944)	Middleby Corp.*	(84,686)
(1,310)	Mirati Therapeutics, Inc.*	(217,525)
(751)	Mohawk Industries, Inc.*	(73,290)
(1,793)	Monster Beverage Corp.*	(143,799)
(4,696)	Mosaic Co.	(85,796)
(1,732)	National Vision Holdings, Inc.*	(66,232)
(169)	Netflix, Inc.*	(84,505)
(1,900)	Nutanix, Inc. - Class A*	(42,142)
(498)	Okta, Inc.*	(106,497)
(1,339)	Omnicell, Inc.*	(99,970)
(4,462)	ON Semiconductor Corp.*	(96,781)
(3,430)	Penn National Gaming, Inc.*	(249,361)
(770)	Penumbra, Inc.*	(149,673)
(3,860)	Pilgrim's Pride Corp.*	(57,765)
(897)	Post Holdings, Inc.*	(77,142)
(557)	PTC, Inc.*	(46,075)
(6,240)	Pure Storage, Inc.*	(96,034)
(763)	PVH Corp.	(45,505)
(780)	Q2 Holdings, Inc.*	(71,183)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(2,950)	Rexford Industrial Realty, Inc. - REIT	$(134,992)
(583)	RH*	(223,067)
(649)	RingCentral, Inc. - Class A*	(178,222)
(867)	Roku, Inc.*	(163,690)
(1,790)	SailPoint Technologies Holding, Inc.*	(70,830)
(8,401)	Sangamo Therapeutics, Inc.*	(79,389)
(854)	Sarepta Therapeutics, Inc.*	(119,927)
(630)	SBA Communications Corp. - REIT	(200,642)
(4,415)	Scientific Games Corp.*	(154,128)
(2,029)	ServiceMaster Global Holdings, Inc.*	(80,917)
(1,520)	SiteOne Landscape Supply, Inc.*	(185,364)
(1,322)	Stericycle, Inc.*	(83,365)
(6,118)	Summit Materials, Inc. - Class A*	(101,192)
(770)	Sun Communities, Inc. - REIT	(108,270)
(3,019)	Sunrun, Inc.*	(232,674)
(787)	Tandem Diabetes Care, Inc.*	(89,325)
(2,597)	Taylor Morrison Home Corp. - Class A*	(63,860)
(2,070)	Tenet Healthcare Corp.*	(50,736)
(500)	Tesla, Inc.*	(214,505)
(1,628)	T-Mobile US, Inc.*	(186,178)
(358)	Trade Desk, Inc. - Class A*	(185,723)
(1,569)	TreeHouse Foods, Inc.*	(63,592)
(810)	TriNet Group, Inc.*	(48,049)
(780)	Twilio, Inc. - Class A*	(192,730)
(1,487)	Ultragenyx Pharmaceutical, Inc.*	(122,217)
(5,630)	Under Armour, Inc. - Class A*	(63,225)
(947)	Varian Medical Systems, Inc.*	(162,884)
(772)	Veeva Systems, Inc. - Class A*	(217,079)
(3,828)	Viavi Solutions, Inc.*	(44,902)
(580)	Wayfair, Inc.*	(168,786)
(2,681)	Western Alliance Bancorp	(84,773)
(478)	Workday, Inc., Class A*	(102,832)
(11,539)	WPX Energy, Inc.*	(56,541)
(2,644)	Yelp, Inc.*	(53,118)
(1,207)	Zendesk, Inc.*	(124,224)
(4,471)	Zogenix, Inc.*	(80,165)
(1,541)	Zscaler, Inc.*	(216,803)
		(17,216,927)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	TOTAL COMMON STOCKS
	(Proceeds $15,386,862)	$(18,523,778)
	WARRANTS — 0.0%
	UNITED STATES — 0.0%
(175)	Denbury, Inc.*	(490)
	TOTAL WARRANTS
	(Proceeds $108,626)	(490)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $15,495,488)	$(18,524,268)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $49,341,196, which represents 123.6% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $510,144, which represents 1.3% of total net assets of the Fund.
[4]The rate is the annualized seven-day yield at period end.